Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited)	Common Stock [Member] CNY (¥) shares	Stock Subscription Receivable [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Sep. 30, 2023	¥ 14,600	¥ (14,600)	¥ 52,000,000	¥ 1,560,196		¥ 5,838,058	¥ 59,398,254			¥ 59,398,254
Balance, shares at Sep. 30, 2023 | shares	20,011,132
Net income for the year						8,887,338	8,887,338			8,887,338
Provision of statutory reserve				888,734		(888,734)
Reorganization in February 2024			(52,000,000)			(7,098,500)	(59,098,500)			(59,098,500)
Foreign currency translation adjustment	(151)	151
Balance at Mar. 31, 2024	¥ 14,449	(14,449)		2,448,930		6,738,162	9,187,092			9,187,092
Balance, shares at Mar. 31, 2024 | shares	20,011,132
Balance at Sep. 30, 2024	¥ 14,043	(14,043)		3,267,815		14,108,126	17,375,941			17,375,941
Balance, shares at Sep. 30, 2024 | shares	20,011,132
Net income for the year						11,566,664	11,566,664		$ 1,593,929	11,566,664
Provision of statutory reserve				1,156,666		(1,156,666)
Foreign currency translation adjustment	478	(478)
Balance at Mar. 31, 2025	¥ 14,521	¥ (14,521)		¥ 4,424,481		¥ 24,518,124	¥ 28,942,605		$ 3,988,398	¥ 28,942,605
Balance, shares at Mar. 31, 2025 | shares	20,011,132